LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 71.9%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.6%
AT&T Inc.	229,000	$8,074,540	(a)
Verizon Communications Inc.	122,000	7,095,520	(a)

TOTAL COMMUNICATION SERVICES		15,170,060

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Co.	44,000	1,631,960	(a)

CONSUMER STAPLES - 4.7%
Beverages - 1.5%
Coca-Cola Co.	34,500	1,898,880
PepsiCo Inc.	16,300	2,228,699

Total Beverages		4,127,579

Household Products - 3.0%
Kimberly-Clark Corp.	34,500	4,868,295	(a)
Procter & Gamble Co.	26,000	3,125,980	(a)

Total Household Products		7,994,275

Tobacco - 0.2%
Altria Group Inc.	15,000	656,100

TOTAL CONSUMER STAPLES		12,777,954

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Williams Cos. Inc.	210,000	4,956,000	(a)

FINANCIALS - 10.4%
Banks - 0.6%
Bank of America Corp.	58,000	1,595,580	(a)

Capital Markets - 1.3%
Barings BDC Inc.	338,000	3,380,000

Insurance - 0.4%
MetLife Inc.	25,000	1,107,500

Mortgage Real Estate Investment Trusts (REITs) - 8.1%
AGNC Investment Corp.	313,000	4,654,310	(a)
Starwood Property Trust Inc.	305,000	7,146,150	(a)
TPG RE Finance Trust Inc.	320,000	6,211,200	(a)
Two Harbors Investment Corp.	304,900	3,850,887

Total Mortgage Real Estate Investment Trusts (REITs)		21,862,547

TOTAL FINANCIALS		27,945,627

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 5.9%
Pharmaceuticals - 5.9%
Johnson & Johnson	21,000	$2,695,560	(a)
Merck & Co. Inc.	104,000	8,992,880	(a)
Pfizer Inc.	118,000	4,194,900	(a)

TOTAL HEALTH CARE		15,883,340

INDUSTRIALS - 7.4%
Aerospace & Defense - 5.0%
Lockheed Martin Corp.	31,000	11,907,410	(a)
United Technologies Corp.	13,000	1,693,120

Total Aerospace & Defense		13,600,530

Electrical Equipment - 0.8%
Emerson Electric Co.	34,500	2,055,855	(a)

Machinery - 1.6%
Stanley Black & Decker Inc.	32,500	4,317,950	(a)

TOTAL INDUSTRIALS		19,974,335

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.9%
Cisco Systems Inc.	54,600	2,555,826	(a)

IT Services - 1.5%
International Business Machines Corp.	19,000	2,575,070	(a)
Paychex Inc.	18,000	1,470,600	(a)

Total IT Services		4,045,670

Semiconductors & Semiconductor Equipment - 8.3%
Broadcom Inc.	15,800	4,465,712	(a)
Intel Corp.	74,970	3,554,328	(a)
Maxim Integrated Products Inc.	73,000	3,981,420	(a)
Microchip Technology Inc.	20,000	1,726,600	(a)
QUALCOMM Inc.	78,000	6,066,060	(a)
Texas Instruments Inc.	20,700	2,561,625	(a)

Total Semiconductors & Semiconductor Equipment		22,355,745

Software - 3.9%
Microsoft Corp.	76,000	10,477,360	(a)

Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc.	25,000	5,218,500	(a)
Western Digital Corp.	76,000	4,352,520

Total Technology Hardware, Storage & Peripherals		9,571,020

TOTAL INFORMATION TECHNOLOGY		49,005,621

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
MATERIALS - 3.2%
Chemicals - 2.4%
Corteva Inc.	69,999	$2,052,371	(a)
Dow Inc.	39,399	1,679,579	(a)
DuPont de Nemours Inc.	39,399	2,676,374	(a)

Total Chemicals		6,408,324

Containers & Packaging - 0.3%
International Paper Co.	24,000	938,400	(a)

Metals & Mining - 0.5%
Compass Minerals International Inc.	27,600	1,372,548	(a)

TOTAL MATERIALS		8,719,272

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 11.4%
Alexandria Real Estate Equities Inc.	18,600	2,787,024	(a)
American Tower Corp.	15,500	3,567,945	(a)
AvalonBay Communities Inc.	5,500	1,169,080
EPR Properties	43,300	3,388,225	(a)
Equity Residential	29,600	2,508,896	(a)
Park Hotels & Resorts Inc.	135,300	3,186,315	(a)
Retail Properties of America Inc., Class A Shares	152,700	1,734,672	(a)
Simon Property Group Inc.	18,310	2,727,091	(a)
STORE Capital Corp.	111,500	4,210,240	(a)
Urstadt Biddle Properties Inc., Class A Shares	83,700	1,756,863	(a)
Weyerhaeuser Co.	141,900	3,733,389	(a)

TOTAL REAL ESTATE		30,769,740

UTILITIES - 2.8%
Electric Utilities - 2.8%
Edison International	38,711	2,797,644	(a)
Exelon Corp.	23,000	1,086,980	(a)
NextEra Energy Inc.	17,000	3,724,360

TOTAL UTILITIES		7,608,984

TOTAL COMMON STOCKS (Cost - $147,298,835)		194,442,893

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 32.5%
Diversified Energy Infrastructure - 8.2%
Energy Transfer LP	611,000	8,315,710	(a)
Enterprise Products Partners LP	266,000	7,583,660	(a)
Genesis Energy LP	307,300	6,373,402	(a)

Total Diversified Energy Infrastructure		22,272,772

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES/UNITS	VALUE
Financials - 1.9%
Apollo Global Management LLC, Class A Shares	47,000	$1,773,310
Carlyle Group LP	151,000	3,439,780	(a)

Total Financials		5,213,090

Gathering/Processing - 1.7%
Rattler Midstream LP	246,400	4,511,584	*

Global Infrastructure - 2.8%
Brookfield Infrastructure Partners LP	36,500	1,715,500
Brookfield Renewable Partners LP	158,000	5,912,243

Total Global Infrastructure		7,627,743

Liquids Transportation & Storage - 4.8%
Buckeye Partners LP	59,100	2,424,873	(a)
Magellan Midstream Partners LP	61,000	4,067,480	(a)
PBF Logistics LP	305,260	6,349,408	(a)

Total Liquids Transportation & Storage		12,841,761

Natural Gas Transportation & Storage - 1.7%
Hoegh LNG Partners LP	316,080	4,621,090	(a)

Oil/Refined Products - 4.9%
CrossAmerica Partners LP	97,363	1,672,696	(a)
MPLX LP	206,000	5,749,460	(a)
Sunoco LP	184,200	5,778,354	(a)

Total Oil/Refined Products		13,200,510

Petrochemicals - 2.4%
Westlake Chemical Partners LP	305,246	6,459,005	(a)

Propane - 1.7%
Suburban Propane Partners LP	200,000	4,664,000	(a)

Shipping - 2.4%
KNOT Offshore Partners LP	350,000	6,499,500	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $78,862,678)		87,911,055

	SHARES
INVESTMENTS IN UNDERLYING FUNDS - 14.5%
Ares Capital Corp.	341,000	6,431,260	(b)
Blackstone Group Inc., Class A Shares	346,000	17,216,960	(a)(b)
Golub Capital BDC Inc.	116,200	2,161,320	(a)(b)
Owl Rock Capital Corp.	399,570	6,353,163	*(b)
TriplePoint Venture Growth BDC Corp.	436,395	6,986,684	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $29,125,877)		39,149,387

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 9.2%
FINANCIALS - 1.6%
Insurance - 1.6%
Assurant Inc.	6.500%	34,500	$4,227,975

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 1.4%
Danaher Corp.	4.750%	3,400	3,879,298

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Crown Castle International Corp.	6.875%	5,000	6,526,700

UTILITIES - 3.8%
Multi-Utilities - 3.8%
CenterPoint Energy Inc., Non Voting Shares	7.000%	78,000	3,857,100
Sempra Energy	6.000%	28,000	3,227,280
Sempra Energy	6.750%	28,000	3,232,880

TOTAL UTILITIES			10,317,260

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $22,072,790)			24,951,233

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $277,360,180)			346,454,568

SHORT-TERM INVESTMENTS - 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $6,745,179)	1.915%	6,745,179	6,745,179

TOTAL INVESTMENTS - 130.6% (Cost - $284,105,359)			353,199,747
Liabilities in Excess of Other Assets - (30.6)%			(82,804,784)

TOTAL NET ASSETS - 100.0%			$270,394,963

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUT (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$194,442,893	—	—	$194,442,893
Master Limited Partnerships	87,911,055	—	—	87,911,055
Investments in Underlying Funds	39,149,387	—	—	39,149,387
Convertible Preferred Stocks	24,951,233	—	—	24,951,233

Total Long-Term Investments	346,454,568	—	—	346,454,568

Short-Term Investments†	6,745,179	—	—	6,745,179

Total Investments	$353,199,747	—	—	$353,199,747

†	See Schedule of Investments for additional detailed categorizations.